Long-term Debt and Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Net Debt	$ 7,184	$ 6,513	$ 8,383
Shareholders’ Equity	16,707	19,201	17,468	$ 19,981
Debt and Shareholders' Equity, Net	$ 23,891	$ 25,714	$ 25,851
Net Debt to Capitalization	30.00%	25.00%	32.00%